Contract Liabilities	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Contract Liabilities

Note 5 — Contract Liabilities

Contract liabilities primarily represent advance payments received from customers. The opening and closing balances of contract liabilities are as follows:

	As of June 30,
	2025	2026	2026
	JPY	JPY	US$
Beginning balance	158,243,945	166,892,068	1,026,333
Deposits received from customers	527,425,898	534,896,463	3,289,444
Amounts recognized to revenue	(309,351,064)	(322,935,511)	(1,985,951)
Less: refunds to customers	(130,000)	-	-
Ending balance	376,188,779	378,853,020	2,329,826

Contract liabilities primarily consist of membership fees, registration fees and other amounts received from customers before the related services are provided. The Company recognizes these amounts as revenue as it satisfies the related performance obligations. During the six months ended June 30, 2026 and 2025, the Company recognized revenue of JPY134,195,713 (US$825,261) and JPY128,320,738, respectively, that was included in contract liabilities as of December 31, 2025 and 2024, respectively.